The Company and Liquidity	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
The Company and Liquidity
1. The Company and Liquidity
Nature of Business
Korro Bio, Inc. (together with its subsidiaries, the “Company”) is a biopharmaceutical company with a mission to discover, develop and commercialize a new class of genetic medicines based on editing RNA, enabling the treatment of both rare and highly prevalent diseases. The Company was incorporated in
November 2014
as a Delaware corporation. The Company’s principal offices are in Cambridge, Massachusetts
.
Risks and Uncertainties
The Company is subject to risks common to companies in the biotechnology industry including, but not limited to, new technological innovations, protection of proprietary technology, dependence on key personnel, compliance with government regulations and the need to obtain additional financing. Product candidates currently under development will require significant additional research and development efforts, including extensive pre-clinical
and clinical testing and regulatory approval, prior to commercialization. These efforts will require significant amounts of additional capital, adequate personnel infrastructure and extensive compliance-reporting capabilities. Even if the Company’s product development efforts are successful, it is uncertain when, if ever, the Company will realize revenue from product sales.
Reverse Merger with Legacy Korro
On July 14, 2023, Frequency Merger Sub, Inc.(“Merger Sub”) a Delaware corporation, a wholly-owned subsidiary of Frequency Therapeutics, Inc. (“Frequency”), a Delaware corporation and Korro Bio, Inc (“Legacy Korro”), a Delaware corporation, entered into an Agreement and Plan of Merger (the “Merger Agreement”). The merger was completed on November 3, 2023 (the “Merger” or the “Transaction”). In accordance with the Merger Agreement, the Merger Sub merged with and into Legacy Korro, with Legacy Korro surviving as a wholly-owned subsidiary of the Company. In connection with the completion of the Merger, the Company changed its name from Frequency Therapeutics, Inc. to Korro Bio, Inc. On November 6, 2023, the combined company’s common stock began trading on The Nasdaq Capital Market under the ticker symbol “KRRO”.
Except as otherwise indicated, references herein to the “Company,” or the “combined company”, refer to Korro Bio, Inc. on a post-merger basis, and the term “Legacy Korro” refers to the business of privately held Korro Bio, Inc., prior to completion of the merger. References to Frequency refer to Frequency Therapeutics, Inc. prior to completion of the merger.
Concurrently with the execution and delivery of the Merger Agreement, Legacy Korro entered into a subscription agreement with a number of accredited investors. Immediately prior to consummation of the Merger, Legacy Korro issued and sold an aggregate of 42,176,255 shares of its common stock at a purchase price of approximately $2.78 per share, for an aggregate purchase price of approximately $117.3 million. Shares of Legacy Korro common stock issued pursuant to the
Pre-Closing
Financing were converted into shares of the Company’s common stock based on an exchange ratio (as defined below).
Pursuant to the terms of the Merger Agreement, immediately prior to the effective time of the Merger, each share of Legacy Korro preferred stock was converted into a share of Legacy Korro common stock, and then exchanged in the Merger for shares of Frequency common stock using an exchange ratio of 0.049688 (the “Exchange Ratio”).
At the effective time of the Merger, the Company issued (or reserved for issuance upon exercise of options assumed in the Merger) an aggregate of approximately 7,848,776 shares of its common stock to Legacy Korro securityholders (before eliminating fractions), calculated as provided in the Merger Agreement, (the “Exchange”), resulting in approximately 8,623,645 shares of its common stock being issued and outstanding on a fully diluted basis immediately following the effective time of the Merger. This number includes shares of the Company’s common stock that was issued upon vesting and settlement of certain outstanding equity awards at the effective time of the Merger. Immediately following the completion of the Merger, Frequency securityholders prior to the Merger owned approximately 9% of the outstanding shares of common stock on a fully diluted basis and Legacy Korro’s securityholders, including those securityholders who purchased shares in Legacy Korro’s pre-closing
financing, owned approximately 91% of the outstanding shares on a fully diluted basis. The Merger was intended to qualify for federal income tax purposes as a tax-free
reorganization under the provisions of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “IRC”).

Upon closing of the Merger, the Company assumed the Legacy Korro 2019 Stock Incentive Plan, and each outstanding and unexercised option to purchase Legacy Korro shares at such time, each of which converted into an option to purchase shares of the Company’s common stock, with necessary adjustments to the number of shares and exercise price to reflect the Exchange Ratio. In addition, upon the closing of the Merger, the Company assumed each outstanding and unexercised warrant to purchase Legacy Korro shares at such time, each of which converted into a warrant to purchase shares of the Company’s common stock, with necessary adjustments to the number of shares and exercise price to reflect the Exchange Ratio.
At the effective time of the Merger, the Company entered into a contingent value rights agreement (the “CVR Agreement”) with Computershare Trust Company, N.A. and Computershare Inc., collectively as rights agent providing for the payment of certain contingent cash payments equal to the net amount (calculated in accordance with GAAP consistently applied) of proceeds actually received by the Company or its subsidiaries after the end of each fiscal quarter following the first anniversary of the closing of the Transaction related to the disposition of assets related to Frequency’s former multiple sclerosis programs, with the time periods and subject to deductions as provided therein. Concurrently, the Company entered into an asset purchase agreement with Progentos Therapeutics (“Progentos”), whereby Progentos acquired the rights, title and interest in certain assets related to Freqeuncy’s MS program (“MS APA”). The MS APA included initial consideration of $0.5 million in proceeds that were settled through net cash at the merger closing and will be entitled to future milestone payments of up to $17.5 million as well as a $0.7 million payment in the event of Progentos closing of an equity financing at or above a specified amount.
The Merger was accounted for as a reverse recapitalization in accordance with U.S. GAAP. For accounting purposes, Legacy Korro was considered to be acquiring the assets and liabilities of Frequency in the Merger based on the terms of the Merger Agreement and other factors, including: (i) Legacy Korro controlling the majority of outstanding voting shares; (ii) Legacy Korro controlling the Board of Directors; (iii) Legacy Korro’s executive management team became the management of the combined company; and (iv) the pre-combination
assets of Frequency were primarily cash and cash equivalents and other non-operating
assets. Accordingly, the Merger was treated as the equivalent of Legacy Korro issuing stock to acquire the net assets of Frequency. As a result of Legacy Korro being treated as the accounting acquirer, Legacy Korro’s assets and liabilities were recorded at their pre-combination
carrying amounts. Frequency’s assets and liabilities were measured and recognized at their fair values, which approximated their carrying values as of the effective date of the Merger, and combined with the assets, liabilities, and results of operations of Legacy Korro after the consummation of the Merger. As a result, upon consummation the historical financial statements of Legacy Korro became the historical consolidated financial statements of the combined company.
Reverse Stock Split and Exchange Ratio
In connection with, and prior to the completion of, the merger, Frequency effected a one-for-fifty
reverse stock split of its then outstanding common stock (the “Reverse Stock Split”). The par value and the authorized shares of the common stock were not adjusted as a result of the Reverse Stock Split. All issued and outstanding Legacy Korro common stock, convertible preferred stock and options prior to the effective date of the merger have been retroactively adjusted to reflect the merger 0.049688 Exchange Ratio, which reflects the impact of the reverse stock split, for all periods presented.
Liquidity and Capital Resources
The Company’s consolidated financial statements have been prepared on the basis of the Company continuing as a going concern. The Company expects that its existing cash and cash equivalents as of December 31, 2023 of $166.1 million will enable the Company to fund its planned operating expense and capital expenditure requirements for at least twelve months from the date of issuance of these consolidated financial statements. The Company has incurred recurring losses and negative cash flows from operations since inception. As of December 31, 2023, the Company had an accumulated deficit of $183.0 million. The Company expects its operating losses and negative operating cash flows to continue into the foreseeable future. The future viability of the Company is dependent on its ability to generate cash from operating activities or to raise additional capital to finance its operations. There can be no assurance that the Company will ever earn revenues or achieve profitability, or if achieved, that the revenues or profitability will be sustained on a continuing basis. In addition, the Company’s preclinical and clinical development activities, manufacturing and commercialization of the Company’s product candidates, if approved, will require significant additional financing. However, if the Company is unable to obtain additional financing, the Company would be forced to delay, reduce or eliminate its research and development programs and/or relinquish valuable rights to its technology and product candidates. There is no assurance that the Company will be successful in obtaining sufficient financing on acceptable terms to continue funding its operations.